S000068190 [Member] Investment Risks - iMGP SMALL COMPANY FUND	Dec. 31, 2025
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium‑sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Markets Risk. This is the risk that the value of the Small Company Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the Small Company Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions
(including tariffs) and other government restrictions by the United States and/or other governments.

Sector Weightings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Sector Weightings Risk. Although sector focus is not a principal strategy of the Small Company Fund, the Small Company Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Small Company Fund emphasizes investments in a particular sector, the Small Company Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Small Company Fund may potentially face more risks than if it were diversified broadly over numerous sectors.
¡	Industrial Sector Risk. The Small Company Fund may invest a significant portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.
¡	Technology Sector Risk. The Small Company Fund may invest a significant portion of its assets in the technology sector. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment Selection Risk. The specific investments held in the Small Company Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities. This risk may be greater for multi-manager funds compared to funds with a single manager.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Portfolio Turnover Risk. This is the risk that the Small Company Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of the Small Company Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Small Company Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Small Company Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Small Company Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or sub‑advisor’s control, including instances at third parties. The Small Company Fund, the Advisor and the sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Small Company Fund or that could adversely impact the Fund’s performance.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

Smaller Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Smaller Companies Risk. The Small Company Fund may invest a portion of its assets in the securities of small‑and, at times, mid‑sized companies. Securities of small‑cap companies are generally more volatile and less liquid than the securities of large‑cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk. The value of the Small Company Fund’s shares will fluctuate based on the performance of the Small Company Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Small Company Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Small Company Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, tariffs, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Geopolitical Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Small Company Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Multi Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Multi-Management Risk. Because portions of the Small Company Fund’s assets are managed by different portfolio managers using different styles, the Small Company Fund could experience overlapping security transactions that could lead to unintended concentration in certain securities. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses and tax inefficiencies compared to using a single investment manager.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Active Management Risk. The Small Company Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, it is possible to lose money on an investment in the Small Company Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Small Company Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit InsuranceCorporation (FDIC).